Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares	Additional paid- in capital	Shares to be issued	Treasury shares	Statutory reserves	Other reserves	Accumulated deficit	Accumulated other comprehensive (loss) income	Non-controlling interests	Total
Balances at Mar. 31, 2021	$ 1,326	$ 14,845,829	$ 195,600		$ 589,659		$ (5,902,414)	$ (567,333)	$ (611,686)	$ 8,550,981
Balances (in Shares) at Mar. 31, 2021	13,263,066
(Loss) profit for the year							(14,439,639)		11,606	(14,428,033)
Issue share purchase warrants						6,063,086				6,063,086
Conversion of convertible debentures into ordinary shares	$ 516	7,626,578	(195,600)							7,431,494
Conversion of convertible debentures into ordinary shares (in Shares)	5,155,305
Ordinary shares issued under employee plans	$ 108									108
Ordinary shares issued under employee plans (in Shares)	1,080,000
Shares issued on private placement	$ 410	4,011,063								4,011,473
Shares issued on private placement (in Shares)	4,100,000
Contribution from non-controlling shareholder in a subsidiary									1,960,000	1,960,000
Acquisition of a subsidiary									10,459	10,459
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary							(40,251)		40,251
Cumulative translation adjustment								602,104		602,104
Balances at Mar. 31, 2022	$ 2,360	26,483,470			589,659	6,063,086	(20,382,304)	34,771	1,410,630	14,201,672
Balances (in Shares) at Mar. 31, 2022	23,598,371
(Loss) profit for the year							(20,556,669)		389,318	(20,167,351)
Issue share purchase warrants						10,176,995				10,176,995
Ordinary shares issued under employee plans	$ 165	911,835				(912,000)
Ordinary shares issued under employee plans (in Shares)	1,650,000
Acquisition of non-controlling interests	$ 250	2,369,058							(2,369,308)
Acquisition of non-controlling interests (in Shares)	2,500,000
Equity-settled share-based payments under share award scheme						1,045,315				1,045,315
Disposal of subsidiaries					(589,659)		589,659		569,360	569,360
Share repurchase										(353,816)
Share repurchase (in Shares)				(353,816)
Deregistration of subsidiary							103,440			103,440
Shares issued on private placement	$ 330	3,299,670								3,300,000
Shares issued on private placement (in Shares)	3,300,000
Cumulative translation adjustment								(279,484)		(279,484)
Balances at Mar. 31, 2023	$ 3,105	33,064,033				16,373,396	(40,245,874)	(244,713)		8,596,131
Balances (in Shares) at Mar. 31, 2023	31,048,371			(353,816)
(Loss) profit for the year							(3,679,409)			(3,679,409)
Issue share purchase warrants						6,459,251				6,459,251
Ordinary shares issued under employee plans	$ 165	753,520				(753,685)
Ordinary shares issued under employee plans (in Shares)	1,650,000
Equity-settled share-based payments under share award scheme						753,685				753,685
Share repurchase										(82,127)
Share repurchase (in Shares)				(82,127)
Shares issued on private placement	$ 455	4,838,241								4,838,696
Shares issued on private placement (in Shares)	4,550,000
Cumulative translation adjustment								(35,052)		(35,052)
Balances at Mar. 31, 2024	$ 3,725	$ 38,655,794				$ 22,832,647	$ (43,925,283)	$ (279,765)		$ 16,851,175
Balances (in Shares) at Mar. 31, 2024	37,248,371			(435,943)